Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Earnings attributable to BHP shareholders
Total	$ 9,019	$ 7,897	$ 12,921
Weighted average number of shares
Basic	5,073	5,068	5,064
Diluted	5,083	5,077	5,073
Basic earnings per ordinary share
Basic	$ 1.778	$ 1.558	$ 2.552
Diluted earnings per ordinary share
Diluted	1.774	1.555	2.547
Headline earnings per ordinary share (US cents)
Basic	1.824	1.959	2.561
Diluted	$ 1.82	$ 1.956	$ 2.557